LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of components of lease cost

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Operating lease cost	25,198	27,815	21,701
Short-term lease cost	10,020	4,288	2,595
Variable lease cost	—	141	49
Total	35,218	32,244	24,345

Schedule of supplemental cash flow information related to leases

	Year Ended December 31,
	2024	2023	2022
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases*	22,260	34,752	16,085
Right-of-use assets obtained in exchange for lease obligations
Operating leases	8,013	42,707	76,584

*For the years ended December 31, 2024, 2023 and 2022, this amount includes prepayments for land use rights of nil, US$10,900 and nil, respectively, with lease terms of 40 years to 50 years.

Schedule of supplemental balance sheet information related to leases

	As of December 31,
	2024	2023
	US$	US$
Operating Leases
Operating lease right-of-use assets*	144,029	173,103
Total operating lease assets	144,029	173,103
Operating lease liabilities, current
− Operating lease liabilities-third parties	14,094	16,760
− Operating lease liabilities-related parties**	1,028	840
Operating lease liabilities, non-current
− Operating lease liabilities-third parties	68,331	91,929
− Operating lease liabilities-related parties	10,729	12,064
Total operating lease liabilities	94,182	121,593

*Operating lease right-of-use assets included land use rights with carrying amount of US$52,811, of which, US$32,653 were pledged as security for the exchangeable notes as mentioned in note 15 as of December 31, 2023, which were cancelled in April 2024.

**This item is included in accrued expenses and other current liabilities – related parties in the consolidated balance sheets as of December 31, 2024 and 2023, respectively.

Schedule of weighted average remaining lease term and weighted average discount rate for operating leases

	Year ended December 31,
	2024	2023	2022
Weighted-average remaining lease term
Operating leases	7.33 years	8.01 years	8.37 years
Weighted-average discount rate
Operating leases	6.80%	6.60%	6.99%

Schedule of operating lease liabilities of maturities

As of
December 31,
2024
US$
2025	19,812
2026	17,672
2027	16,120
2028	14,844
2029	13,318
Thereafter	36,352
Total undiscounted lease payments	118,118
Less: imputed interest	(23,936)
Total lease liabilities	94,182